Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' (Deficit) Equity:
Preferred stock, par value	$ 0.001	$ 0.001	$ .001
Preferred stock, authorized	15,000,000	15,000,000	15,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	750,000,000	750,000,000	750,000,000
Common stock, issued	77,518,614	69,784,699	50,650,478
Common stock, outstanding	77,518,614	69,784,699	50,650,478
Series C
Stockholders' (Deficit) Equity:
Preferred stock, issued	96,230	96,230	96,230
Preferred stock, outstanding	96,230	96,230	96,230
Series J
Stockholders' (Deficit) Equity:
Preferred stock, issued	0	2,353,548	1,163,548
Preferred stock, outstanding	0	2,353,548	1,163,548
Series J-1
Stockholders' (Deficit) Equity:
Preferred stock, issued	2,353,548	2,353,548	0
Preferred stock, outstanding	2,353,548	2,353,548	0